LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.02%
Aerospace & Defense–1.66%
†Axon Enterprise, Inc.	7,200	$ 1,618,920
BWX Technologies, Inc.	8,416	530,544
HEICO Corp.	4,200	718,368
Hexcel Corp.	6,975	476,044
Howmet Aerospace, Inc.	170,537	7,225,653
Huntington Ingalls Industries, Inc.	2,100	434,742
TransDigm Group, Inc.	2,944	2,169,875
		13,174,146
Air Freight & Logistics–0.06%
Expeditors International of Washington, Inc.	4,400	484,528
		484,528
Automobile Components–0.09%
†Aptiv PLC	4,708	528,190
†Mobileye Global, Inc. Class A	4,818	208,475
		736,665
Beverages–0.26%
Brown-Forman Corp. Class B	17,900	1,150,433
Constellation Brands, Inc. Class A	2,300	519,547
†Monster Beverage Corp.	7,400	399,674
		2,069,654
Biotechnology–2.25%
†Alnylam Pharmaceuticals, Inc.	28,109	5,630,795
†Apellis Pharmaceuticals, Inc.	5,800	382,568
†Argenx SE ADR	2,267	844,639
†Ascendis Pharma AS ADR	32,830	3,520,032
†BioMarin Pharmaceutical, Inc.	5,300	515,372
BioNTech SE ADR	3,500	435,995
†Blueprint Medicines Corp.	7,700	346,423
†Exact Sciences Corp.	11,900	806,939
†Genmab AS ADR	16,996	641,769
†Incyte Corp.	6,800	491,436
†Karuna Therapeutics, Inc.	2,337	424,493
†Legend Biotech Corp.ADR	32,983	1,590,440
†Neurocrine Biosciences, Inc.	12,727	1,288,227
†Sarepta Therapeutics, Inc.	7,400	1,019,942
		17,939,070
Broadline Retail–0.12%
†Etsy, Inc.	4,100	456,453
†Ollie's Bargain Outlet Holdings, Inc.	8,000	463,520
		919,973
Building Products–0.90%
A O Smith Corp.	7,300	504,795
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Allegion PLC	4,500	$ 480,285
†AZEK Co., Inc.	87,625	2,062,693
Carrier Global Corp.	8,100	370,575
Fortune Brands Home & Security, Inc.	8,678	509,659
Trane Technologies PLC	13,300	2,446,934
†Trex Co., Inc.	17,000	827,390
		7,202,331
Capital Markets–4.65%
Blue Owl Capital, Inc.	40,400	447,632
Cboe Global Markets, Inc.	4,000	536,960
FactSet Research Systems, Inc.	12,193	5,061,192
LPL Financial Holdings, Inc.	8,500	1,720,400
MarketAxess Holdings, Inc.	3,950	1,545,596
Moody's Corp.	1,400	428,428
Morningstar, Inc.	13,410	2,722,632
MSCI, Inc.	28,420	15,906,390
Nasdaq, Inc.	122,578	6,701,339
S&P Global, Inc.	1,894	652,994
Tradeweb Markets, Inc. Class A	15,935	1,259,184
		36,982,747
Chemicals–0.78%
Albemarle Corp.	5,300	1,171,512
CF Industries Holdings, Inc.	20,100	1,457,049
Corteva, Inc.	17,991	1,085,037
Nutrien Ltd.	6,500	480,025
PPG Industries, Inc.	11,530	1,540,178
RPM International, Inc.	5,500	479,820
		6,213,621
Commercial Services & Supplies–3.04%
Cintas Corp.	8,550	3,955,914
†Clean Harbors, Inc.	9,300	1,325,808
†Copart, Inc.	130,843	9,840,702
Republic Services, Inc.	12,600	1,703,772
Ritchie Bros Auctioneers, Inc.	7,300	410,917
Rollins, Inc.	11,848	444,655
Waste Connections, Inc.	46,807	6,509,450
		24,191,218
Communications Equipment–0.69%
†Arista Networks, Inc.	24,000	4,028,640
Motorola Solutions, Inc.	5,200	1,487,876
		5,516,516
Construction & Engineering–0.78%
Quanta Services, Inc.	22,110	3,684,410
Valmont Industries, Inc.	5,400	1,724,112
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings Corp.	16,900	$ 792,272
		6,200,794
Construction Materials–1.27%
Martin Marietta Materials, Inc.	3,580	1,271,115
Vulcan Materials Co.	51,645	8,860,216
		10,131,331
Consumer Finance–0.04%
Discover Financial Services	3,608	356,615
		356,615
Consumer Staples Distribution & Retail–0.64%
†BJ's Wholesale Club Holdings, Inc.	32,100	2,441,847
Casey's General Stores, Inc.	2,020	437,249
†Dollar Tree, Inc.	5,500	789,525
†Performance Food Group Co.	23,900	1,442,126
		5,110,747
Containers & Packaging–0.27%
Avery Dennison Corp.	6,600	1,180,938
Ball Corp.	5,300	292,083
Sealed Air Corp.	14,800	679,468
		2,152,489
Distributors–1.07%
LKQ Corp.	78,875	4,476,945
Pool Corp.	11,805	4,042,504
		8,519,449
Diversified Consumer Services–0.73%
†Bright Horizons Family Solutions, Inc.	68,561	5,278,511
Service Corp. International	7,400	508,972
		5,787,483
Diversified Telecommunication Services–0.00%
=†πSocure, Inc.	5,095	38,111
		38,111
Electrical Equipment–2.22%
AMETEK, Inc.	71,524	10,394,583
Hubbell, Inc.	11,586	2,818,990
Rockwell Automation, Inc.	15,290	4,486,850
		17,700,423
Electronic Equipment, Instruments & Components–2.09%
Amphenol Corp. Class A	54,600	4,461,912
CDW Corp.	15,000	2,923,350
Cognex Corp.	9,500	470,725
†Keysight Technologies, Inc.	9,919	1,601,720
Littelfuse, Inc.	14,417	3,865,053
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	2,900	$ 380,335
†Teledyne Technologies, Inc.	4,438	1,985,384
†Zebra Technologies Corp. Class A	3,000	954,000
		16,642,479
Energy Equipment & Services–0.27%
Halliburton Co.	68,500	2,167,340
		2,167,340
Entertainment–1.43%
Electronic Arts, Inc.	17,850	2,150,032
†Endeavor Group Holdings, Inc. Class A	16,300	390,059
†Spotify Technology SA	3,500	467,670
†Take-Two Interactive Software, Inc.	54,162	6,461,527
Warner Music Group Corp. Class A	57,244	1,910,232
		11,379,520
Financial Services–0.78%
Apollo Global Management, Inc.	37,300	2,355,868
†Block, Inc.	5,300	363,845
†Euronet Worldwide, Inc.	5,000	559,500
†FleetCor Technologies, Inc.	10,480	2,209,708
†WEX, Inc.	4,100	753,949
		6,242,870
Food Products–0.55%
†Darling Ingredients, Inc.	8,150	475,960
Hershey Co.	14,000	3,561,740
Tyson Foods, Inc. Class A	5,522	327,565
		4,365,265
Ground Transportation–0.78%
Canadian Pacific Railway Ltd.	8,820	678,611
JB Hunt Transport Services, Inc.	9,977	1,750,564
Landstar System, Inc.	2,600	466,076
Old Dominion Freight Line, Inc.	9,700	3,306,148
		6,201,399
Health Care Equipment & Supplies–4.08%
†Align Technology, Inc.	1,500	501,210
†Dexcom, Inc.	40,700	4,728,526
†Envista Holdings Corp.	108,436	4,432,864
†IDEXX Laboratories, Inc.	8,581	4,291,186
†Inspire Medical Systems, Inc.	1,400	327,698
†Insulet Corp.	8,400	2,679,264
†Lantheus Holdings, Inc.	6,900	569,664
†Novocure Ltd.	12,800	769,792

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Penumbra, Inc.	4,100	$ 1,142,629
†QuidelOrtho Corp.	4,000	356,360
ResMed, Inc.	14,000	3,065,860
†Shockwave Medical, Inc.	4,600	997,418
STERIS PLC	43,469	8,314,750
Teleflex, Inc.	1,196	302,959
		32,480,180
Health Care Providers & Services–1.36%
†Acadia Healthcare Co., Inc.	5,583	403,372
†Amedisys, Inc.	3,800	279,490
†Centene Corp.	7,132	450,814
†Henry Schein, Inc.	42,074	3,430,714
McKesson Corp.	12,295	4,377,635
†Molina Healthcare, Inc.	6,950	1,859,055
		10,801,080
Health Care Technology–0.50%
†Veeva Systems, Inc. Class A	21,784	4,003,681
		4,003,681
Hotels, Restaurants & Leisure–4.23%
†Caesars Entertainment, Inc.	16,900	824,889
†Chipotle Mexican Grill, Inc.	5,569	9,513,467
Churchill Downs, Inc.	3,100	796,855
Darden Restaurants, Inc.	12,500	1,939,500
Domino's Pizza, Inc.	3,600	1,187,532
†DraftKings, Inc. Class A	26,800	518,848
Hilton Worldwide Holdings, Inc.	35,900	5,057,233
†Hyatt Hotels Corp. Class A	45,812	5,121,324
MGM Resorts International	34,944	1,552,212
Papa John's International, Inc.	5,998	449,430
Red Rock Resorts, Inc. Class A	74,598	3,324,833
Restaurant Brands International, Inc.	15,923	1,069,070
Vail Resorts, Inc.	3,700	864,616
†Wynn Resorts Ltd.	3,900	436,449
Yum! Brands, Inc.	7,600	1,003,808
		33,660,066
Household Durables–0.25%
†NVR, Inc.	352	1,961,411
		1,961,411
Household Products–0.52%
Church & Dwight Co., Inc.	46,924	4,148,551
		4,148,551
Independent Power and Renewable Electricity Producers–0.05%
Vistra Corp.	16,800	403,200
		403,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.06%
Rexford Industrial Realty, Inc.	7,800	$ 465,270
		465,270
Insurance–2.25%
Arthur J Gallagher & Co.	73,502	14,061,668
Assurant, Inc.	2,100	252,147
Hartford Financial Services Group, Inc.	44,249	3,083,713
†Ryan Specialty Holdings, Inc.	13,200	531,168
		17,928,696
Interactive Media & Services–0.49%
†Bumble, Inc. Class A	26,756	523,080
†Match Group, Inc.	76,590	2,940,290
†ZoomInfo Technologies, Inc.	17,308	427,681
		3,891,051
IT Services–1.81%
†Endava PLC ADR	9,666	649,362
†EPAM Systems, Inc.	4,200	1,255,800
†Gartner, Inc.	27,720	9,030,344
†Globant SA	2,200	360,822
†MongoDB, Inc.	7,400	1,725,088
†Shopify, Inc. Class A	11,100	532,134
†Snowflake, Inc. Class A	2,400	370,296
†VeriSign, Inc.	2,100	443,793
		14,367,639
Leisure Products–0.05%
†Mattel, Inc.	20,400	375,564
		375,564
Life Sciences Tools & Services–6.56%
Agilent Technologies, Inc.	76,415	10,571,251
†Avantor, Inc.	16,643	351,833
†Bio-Rad Laboratories, Inc. Class A	1,700	814,334
Bio-Techne Corp.	29,603	2,196,247
Bruker Corp.	80,000	6,307,200
†Charles River Laboratories International, Inc.	6,500	1,311,830
†ICON PLC	31,195	6,662,940
†IQVIA Holdings, Inc.	18,600	3,699,354
†Maravai LifeSciences Holdings, Inc. Class A	23,338	326,965
†Mettler-Toledo International, Inc.	4,648	7,112,416
PerkinElmer, Inc.	35,042	4,669,697
†Repligen Corp.	13,272	2,234,474
†Waters Corp.	12,807	3,965,432
West Pharmaceutical Services, Inc.	5,700	1,974,879
		52,198,852

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–2.24%
Graco, Inc.	5,600	$ 408,856
IDEX Corp.	30,759	7,106,252
Ingersoll Rand, Inc.	36,377	2,116,414
†Middleby Corp.	6,179	905,903
Otis Worldwide Corp.	6,000	506,400
PACCAR, Inc.	7,000	512,400
Toro Co.	11,000	1,222,760
Westinghouse Air Brake Technologies Corp.	50,270	5,080,286
		17,859,271
Media–0.94%
Fox Corp. Class B	45,500	1,424,605
Omnicom Group, Inc.	28,000	2,641,520
†Trade Desk, Inc. Class A	56,480	3,440,197
		7,506,322
Metals & Mining–0.09%
Steel Dynamics, Inc.	6,200	700,972
		700,972
Office REITs–0.04%
Alexandria Real Estate Equities, Inc.	2,300	288,857
		288,857
Oil, Gas & Consumable Fuels–3.05%
APA Corp.	9,000	324,540
Cheniere Energy, Inc.	14,700	2,316,720
Chesapeake Energy Corp.	35,681	2,713,183
Coterra Energy, Inc.	46,200	1,133,748
Devon Energy Corp.	46,200	2,338,182
Diamondback Energy, Inc.	36,349	4,913,294
Hess Corp.	42,030	5,562,250
Magnolia Oil & Gas Corp. Class A	14,200	310,696
Matador Resources Co.	5,600	266,840
Pioneer Natural Resources Co.	8,100	1,654,344
=†πVenture Global LNG, Inc. Series B	12	205,541
=†πVenture Global LNG, Inc. Series C	149	2,552,132
		24,291,470
Passenger Airlines–0.29%
†Alaska Air Group, Inc.	24,857	1,043,000
Southwest Airlines Co.	29,800	969,692
†United Airlines Holdings, Inc.	7,400	327,450
		2,340,142
Pharmaceuticals–0.12%
†Catalent, Inc.	7,713	506,821
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC Class A	12,755	$ 459,563
		966,384
Professional Services–5.73%
Booz Allen Hamilton Holding Corp.	7,081	656,338
Broadridge Financial Solutions, Inc.	12,800	1,876,096
†CoStar Group, Inc.	100,585	6,925,277
Dun & Bradstreet Holdings, Inc.	179,561	2,108,046
Equifax, Inc.	30,033	6,091,894
†FTI Consulting, Inc.	2,700	532,845
KBR, Inc.	13,400	737,670
Leidos Holdings, Inc.	4,900	451,094
Paychex, Inc.	33,400	3,827,306
SS&C Technologies Holdings, Inc.	7,105	401,219
TransUnion	53,920	3,350,589
Verisk Analytics, Inc.	58,190	11,164,333
Wolters Kluwer NV	59,051	7,454,389
		45,577,096
Residential REITs–0.14%
Equity LifeStyle Properties, Inc.	17,000	1,141,210
		1,141,210
Retail REITs–0.22%
Simon Property Group, Inc.	15,300	1,713,141
		1,713,141
Semiconductors & Semiconductor Equipment–5.54%
ASM International NV	13,734	5,574,641
†Enphase Energy, Inc.	33,002	6,939,661
Entegris, Inc.	59,985	4,919,370
†First Solar, Inc.	2,200	478,500
KLA Corp.	1,609	642,264
†Lattice Semiconductor Corp.	15,200	1,451,600
Marvell Technology, Inc.	11,695	506,393
Microchip Technology, Inc.	49,588	4,154,483
MKS Instruments, Inc.	4,000	354,480
Monolithic Power Systems, Inc.	27,969	13,999,603
†ON Semiconductor Corp.	31,400	2,584,848
†Silicon Laboratories, Inc.	2,900	507,761
Skyworks Solutions, Inc.	4,300	507,314
†Synaptics, Inc.	1,800	200,070
Teradyne, Inc.	11,600	1,247,116
		44,068,104
Software–12.85%
†ANSYS, Inc.	5,918	1,969,510
†AppLovin Corp. Class A	14,100	222,075

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Aspen Technology, Inc.	3,267	$ 747,718
†Autodesk, Inc.	14,813	3,083,474
Bentley Systems, Inc. Class B	19,444	835,898
†Bills Holdings, Inc.	5,920	480,349
†Black Knight, Inc.	88,971	5,121,171
†Cadence Design Systems, Inc.	88,096	18,508,089
=†πCanva, Inc.	218	120,292
†Ceridian HCM Holding, Inc.	10,841	793,778
†Confluent, Inc. Class A	12,712	305,978
Constellation Software, Inc.	3,537	6,649,796
†Crowdstrike Holdings, Inc. Class A	24,671	3,386,341
=†πDatabricks, Inc.	10,218	557,085
†Datadog, Inc. Class A	28,044	2,037,677
†Descartes Systems Group, Inc.	10,300	830,283
†DoubleVerify Holdings, Inc.	16,448	495,907
†Dynatrace, Inc.	11,812	499,648
†Fair Isaac Corp.	3,200	2,248,608
†Fortinet, Inc.	71,525	4,753,552
†HubSpot, Inc.	4,760	2,040,850
†Informatica, Inc. Class A	24,500	401,800
†Manhattan Associates, Inc.	7,800	1,207,830
†nCino, Inc.	15,161	375,690
†Nice Ltd. Sponsored ADR	29,062	6,652,001
†Palo Alto Networks, Inc.	9,900	1,977,426
†Paycom Software, Inc.	7,400	2,249,674
†Paycor HCM, Inc.	15,900	421,668
†Paylocity Holding Corp.	24,613	4,892,572
†Procore Technologies, Inc.	5,159	323,108
†PTC, Inc.	12,397	1,589,667
†Samsara, Inc. Class A	27,000	532,440
†SentinelOne, Inc. Class A	16,247	265,801
†ServiceNow, Inc.	8,618	4,004,957
=†πSNYK Ltd.	23,071	264,996
†Synopsys, Inc.	30,838	11,911,177
=†πTanium, Inc. Class B	9,649	42,552
†Tyler Technologies, Inc.	19,090	6,770,078
†Workday, Inc. Class A	2,000	413,080
†Workiva, Inc.	5,200	532,532
†Zscaler, Inc.	14,800	1,729,084
		102,246,212
Specialized REITs–1.49%
CubeSmart	55,200	2,551,344
Extra Space Storage, Inc.	19,810	3,227,644
Lamar Advertising Co. Class A	13,844	1,382,877
SBA Communications Corp.	17,846	4,659,055
		11,820,920
Specialty Retail–6.32%
†AutoZone, Inc.	1,940	4,768,811
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Burlington Stores, Inc.	16,698	$ 3,374,666
†Chewy, Inc. Class A	9,896	369,912
†Five Below, Inc.	26,235	5,403,623
†Floor & Decor Holdings, Inc. Class A	10,734	1,054,293
†O'Reilly Automotive, Inc.	14,309	12,148,055
†RH	1,300	316,615
Ross Stores, Inc.	22,900	2,430,377
Tractor Supply Co.	36,967	8,688,724
†Ulta Beauty, Inc.	19,924	10,871,929
Williams-Sonoma, Inc.	7,012	853,080
		50,280,085
Technology Hardware, Storage & Peripherals–0.04%
†Pure Storage, Inc. Class A	12,700	323,977
		323,977
Textiles, Apparel & Luxury Goods–1.09%
†Lululemon Athletica, Inc.	22,453	8,177,158
†Skechers USA, Inc. Class A	11,300	536,976
		8,714,134
Trading Companies & Distributors–1.20%
Fastenal Co.	69,900	3,770,406
Ferguson PLC	7,100	949,625
†SiteOne Landscape Supply, Inc.	10,600	1,450,822
United Rentals, Inc.	4,200	1,662,192
Watsco, Inc.	5,500	1,749,880
		9,582,925
Total Common Stock (Cost $499,029,297)		724,533,247
CONVERTIBLE PREFERRED STOCKS–0.38%
=†πCanva, Inc. Series A	13	7,173
=†πCaris Life Sciences, Inc. Series D	39,051	256,956
=†πDatabricks, Inc. Series F	23,328	1,271,843
=†πDatabricks, Inc. Series G	2,475	134,937
=†πDatabricks, Inc. Series H	5,901	321,722
=†πDatarobot, Inc. Series G	15,766	60,068
=†πRappi, Inc. Series E	9,859	355,023
=†πSNYK Ltd. Series F	38,665	444,110
=†πSocure, Inc. Series A	6,193	46,324
=†πSocure, Inc. Series A-1	5,083	38,021
=†πSocure, Inc. Series B	92	688
=†πSocure, Inc. Series E	11,781	88,122
Total Convertible Preferred Stocks (Cost $3,196,347)		3,024,987

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
Money Market Fund–8.33%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 4.70%)	66,302,141	$ 66,302,141
Total Money Market Fund (Cost $66,302,141)		66,302,141

TOTAL INVESTMENTS–99.73% (Cost $568,527,785)	793,860,375
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	2,109,970
NET ASSETS APPLICABLE TO 46,833,334 SHARES OUTSTANDING–100.00%	$795,970,345

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $6,805,696, which represented 0.86% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$120,292
Canva, Inc. Series A	11/4/2021	22,162	7,173
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	256,956
Databricks, Inc.	7/24/2020	163,573	557,085
Databricks, Inc. Series F	10/22/2019	333,967	1,271,843
Databricks, Inc. Series G	2/1/2021	146,328	134,937
Databricks, Inc. Series H	8/31/2021	433,630	321,722
Datarobot, Inc. Series G	6/11/2021	431,364	60,068
Rappi, Inc. Series E	9/8/2020	589,036	355,023
SNYK Ltd.	9/3/2021	330,942	264,996
SNYK Ltd. Series F	9/3/2021	551,575	444,110
Socure, Inc.	12/22/2021	81,870	38,111
Socure, Inc. Series A	12/22/2021	99,513	46,324
Socure, Inc. Series A-1	12/22/2021	81,677	38,021
Socure, Inc. Series B	12/22/2021	1,478	688
Socure, Inc. Series E	10/27/2021	189,304	88,122
Tanium, Inc. Class B	9/24/2020	109,952	42,552
Venture Global LNG, Inc. Series B	3/8/2018	36,240	205,541
Venture Global LNG, Inc. Series C	10/16/2017	554,369	2,552,132
Total		$4,844,883	$6,805,696
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$231,656	$227,224	6/16/23	$4,432	$—
2	Euro	272,587	267,066	6/16/23	5,521	—
3	Japanese Yen	285,844	283,864	6/16/23	1,980	—
					11,933	—
Equity Contracts:
31	E-mini Russell 2000 Index	2,810,925	2,876,448	6/16/23	—	(65,523)
48	E-mini S&P 500 Index	9,930,600	9,511,665	6/16/23	418,935	—
52	E-mini S&P MidCap 400 Index	13,154,440	13,284,729	6/16/23	—	(130,289)
7	Euro STOXX 50 Index	323,474	318,631	6/16/23	4,843	—
2	FTSE 100 Index	188,469	194,354	6/16/23	—	(5,885)
2	Nikkei 225 Index (OSE)	422,369	420,190	6/8/23	2,179	—
					425,957	(201,697)
Total Futures Contracts					$437,890	$(201,697)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,174,146	$—	$—	$13,174,146
Air Freight & Logistics	484,528	—	—	484,528
Automobile Components	736,665	—	—	736,665
Beverages	2,069,654	—	—	2,069,654
Biotechnology	17,939,070	—	—	17,939,070
Broadline Retail	919,973	—	—	919,973
Building Products	7,202,331	—	—	7,202,331
Capital Markets	36,982,747	—	—	36,982,747
Chemicals	6,213,621	—	—	6,213,621
Commercial Services & Supplies	24,191,218	—	—	24,191,218
Communications Equipment	5,516,516	—	—	5,516,516
Construction & Engineering	6,200,794	—	—	6,200,794
Construction Materials	10,131,331	—	—	10,131,331
Consumer Finance	356,615	—	—	356,615
Consumer Staples Distribution & Retail	5,110,747	—	—	5,110,747
Containers & Packaging	2,152,489	—	—	2,152,489
Distributors	8,519,449	—	—	8,519,449
Diversified Consumer Services	5,787,483	—	—	5,787,483
Diversified Telecommunication Services	—	—	38,111	38,111
Electrical Equipment	17,700,423	—	—	17,700,423
Electronic Equipment, Instruments & Components	16,642,479	—	—	16,642,479
Energy Equipment & Services	2,167,340	—	—	2,167,340
Entertainment	11,379,520	—	—	11,379,520
Financial Services	6,242,870	—	—	6,242,870
Food Products	4,365,265	—	—	4,365,265
Ground Transportation	6,201,399	—	—	6,201,399
Health Care Equipment & Supplies	32,480,180	—	—	32,480,180
Health Care Providers & Services	10,801,080	—	—	10,801,080
Health Care Technology	4,003,681	—	—	4,003,681
Hotels, Restaurants & Leisure	33,660,066	—	—	33,660,066
Household Durables	1,961,411	—	—	1,961,411
Household Products	4,148,551	—	—	4,148,551
Independent Power and Renewable Electricity Producers	403,200	—	—	403,200
Industrial REITs	465,270	—	—	465,270
Insurance	17,928,696	—	—	17,928,696
Interactive Media & Services	3,891,051	—	—	3,891,051
IT Services	14,367,639	—	—	14,367,639
Leisure Products	375,564	—	—	375,564
Life Sciences Tools & Services	52,198,852	—	—	52,198,852
Machinery	17,859,271	—	—	17,859,271
Media	7,506,322	—	—	7,506,322
Metals & Mining	700,972	—	—	700,972
Office REITs	288,857	—	—	288,857
Oil, Gas & Consumable Fuels	21,533,797	—	2,757,673	24,291,470
Passenger Airlines	2,340,142	—	—	2,340,142
Pharmaceuticals	966,384	—	—	966,384
Professional Services	38,122,707	7,454,389	—	45,577,096
Residential REITs	1,141,210	—	—	1,141,210
Retail REITs	1,713,141	—	—	1,713,141
Semiconductors & Semiconductor Equipment	38,493,463	5,574,641	—	44,068,104
Software	101,261,287	—	984,925	102,246,212
Specialized REITs	11,820,920	—	—	11,820,920
Specialty Retail	50,280,085	—	—	50,280,085
Technology Hardware, Storage & Peripherals	323,977	—	—	323,977
Textiles, Apparel & Luxury Goods	8,714,134	—	—	8,714,134
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Trading Companies & Distributors	$9,582,925	$—	$—	$9,582,925
Convertible Preferred Stocks	—	—	3,024,987	3,024,987
Money Market Fund	66,302,141	—	—	66,302,141
Total Investments	$774,025,649	$13,029,030	$6,805,696	$793,860,375
Derivatives:

Assets:
Futures Contracts	$437,890	$—	$—	$437,890
Liabilities:
Futures Contracts	$(201,697)	$—	$—	$(201,697)
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Blended Mid Cap Managed Volatility Fund–10